AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 16, 2018

No. 333-147622

No. 811-22148

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 354	☒
and/or
REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 355	☒

(Check appropriate box or boxes)

POWERSHARES ACTIVELY MANAGED

EXCHANGE-TRADED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Anna Paglia, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With Copies to:

Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601	Eric S. Purple Stradley Ronon Stevens & Young LLP 1250 Connecticut Ave, NW, Suite 500
Chicago, Illinois 60606	Washington, DC 20036

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on March 18, 2018 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 354 (the “Amendment”) to the Registration Statement on Form N-1A for PowerShares Actively Managed Exchange-Traded Fund Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating March 18, 2018 as the new effective date for Post-Effective Amendment No. 34 to the Trust’s Registration Statement, which was filed on April 20, 2012 pursuant to Rule 485(a) under the Securities Act. The effectiveness of the Registration Statement relating to this change was delayed previously pursuant to Post-Effective Amendment Nos. 44, 48, 52, 57, 65, 72, 77, 81, 86, 91, 95, 99, 103, 107, 112, 115, 120, 123, 127, 130, 134, 140, 145, 150, 154, 157, 160, 162, 165, 168, 173, 176, 179, 182, 187, 190, 192, 195, 197, 200, 203, 207, 210, 214, 218, 222, 227, 233, 237, 241, 247, 250, 256, 261, 268, 275, 282, 287, 291, 296, 303, 307, 311, 315, 319, 323, 327, 331, 336, 340, 344 and 349 to the Trust’s Registration Statement filed on July 23, 2012, August 17, 2012, September 11, 2012, October 10, 2012, November 8, 2012, December 6, 2012, January 4, 2013, February 1, 2013, March 4, 2013, April 3, 2013, May 3, 2013, June 3, 2013, July 2, 2013, August 1, 2013, August 30, 2013, September 30, 2013, October 30, 2013, November 26, 2013, December 23, 2013, January 21, 2014, February 19, 2014, March 20, 2014, April 18, 2014, May 16, 2014, June 13, 2014, July 11, 2014, August 8, 2014, September 5, 2014, October 3, 2014, October 31, 2014, November 28, 2014, December 23, 2014, January 21, 2015, February 19, 2015, March 20, 2015, April 17, 2015, May 15, 2015, June 12, 2015, July 10, 2015, August 7, 2015, September 4, 2015, October 2, 2015, October 30, 2015, November 27, 2015, December 23, 2015, January 21, 2016, February 19, 2016, March 18, 2016, April 15, 2016, May 13, 2016, June 10, 2016, July 8, 2016, August 5, 2016, September 2, 2016, September 30, 2016, October 28, 2016, November 23, 2016, December 22, 2016, January 20, 2017, February 17, 2017, March 17, 2017, April 13, 2017, May 12, 2017, June 9, 2017, July 7, 2017, August 4, 2017, September 1, 2017, September 29, 2017, October 27, 2017, November 22, 2017, December 21, 2017 and January 19, 2018, respectively. This Amendment relates solely to PowerShares Global Macro Portfolio, PowerShares Emerging Markets Equity Allocation Portfolio, PowerShares Crude Oil Allocation Portfolio and PowerShares Absolute Return Allocation Portfolio, each a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 34 to the Trust’s Registration Statement and Part C of Post-Effective Amendment No. 298 to the Trust’s Registration Statement, which was filed on February 23, 2017.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 16th day of February, 2018.

PowerShares Actively Managed Exchange-Traded Fund Trust

By:	/s/ Daniel E. Draper
Daniel E. Draper

Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Daniel E. Draper	President	February 16, 2018
Daniel E. Draper

/s/ Steven M. Hill	Treasurer	February 16, 2018
Steven M. Hill

/s/ Anna Paglia	Secretary	February 16, 2018
Anna Paglia

*/s/ Ronn R. Bagge	Trustee	February 16, 2018
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	February 16, 2018
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	February 16, 2018
Kevin M. Carome

*/s/ Marc M. Kole	Trustee	February 16, 2018
Marc M. Kole

*/s/ Yung Bong Lim	Trustee	February 16, 2018
Yung Bong Lim

*/s/ Philip M. Nussbaum	Trustee	February 16, 2018
Philip M. Nussbaum

*/s/ Gary R. Wicker	Trustee	February 16, 2018
Gary R. Wicker

*/s/ Donald H. Wilson	Chairman and Trustee	February 16, 2018
Donald H. Wilson

*By: /s/ Anna Paglia		February 16, 2018
Anna Paglia

Attorney-In-Fact

*	Anna Paglia signs on behalf of the powers of attorney filed with Post-Effective Amendment Nos. 27 and 89 to the Trust’s Registration Statement, which are incorporated by reference herein.

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